Document and Entity Information	Feb. 29, 2024
Cover [Abstract]
Entity Registrant Name	Luther Burbank Corp
Amendment Flag	false
Entity Central Index Key	0001475348
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 29, 2024
Entity Incorporation State Country Code	CA
Entity File Number	001-38317
Entity Tax Identification Number	68-0270948
Entity Address, Address Line One	520 Third Street
Entity Address, Address Line Two	Fourth Floor
Entity Address, City or Town	Santa Rosa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95401
City Area Code	(844)
Local Phone Number	446-8201
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, no par value
Trading Symbol	LBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false